Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Summary of Disaggregation of Revenue
Disaggregation of Revenue

	SIX MONTHS ENDED JUNE 30,
	2021			2022
REVENUE STREAM	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL
Total Revenue	$193,631	$463	$194,094	$170,807	$331	$171,138

Summary of Remaining Performance Obligations in (Partially) Unsatisfied Long-term Contracts

	DEFERRED REVENUE
	YEAR ENDED DECEMBER 31, 2021	SIX MONTHS ENDED JUNE 30, 2022
Balance at start of the period	$1,760	$1,517
Recognized revenue from prior years’ invoicing	(1,760)	(1,143)
Amounts invoiced to be recognized over time	4,149	1,373
Recognized revenue from current year invoicing	(2,703)	(326)
Foreign exchange impact	71	(112)

Balance at end of the period	$1,517	$1,309